FIRST TRUST PORTFOLIOS L.P.
                             120 EAST LIBERTY DRIVE
                            WHEATON, ILLINOIS 60187



                                 April 17, 2020



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

Re:                                 FT 8697
                   (File No. 333-237547) (CIK No. 1802307)

Gentlemen:

      In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on April 15, 2020.

                                          Very truly yours,
                                          FT 8697, Registrant

                                          /s/ First Trust Portfolios L.P.

                                          By: FIRST TRUST PORTFOLIOS L.P.,
                                          Depositor